SEGMENT REPORTING - Schedule of Segment Results (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 2,902		$ 1,974		$ 5,387	$ 3,149
Policyholder benefits and claims incurred	(1,515)		(1,133)		(2,929)	(1,875)
Income tax recovery (expense)	298		(13)		273	(2)
Net income for the period	269	$ 337	360	$ (93)	606	267
Operating Segments
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	1,716		1,202		3,359	2,099
Other net investment income, including reinsurance funds withheld	1,197		605		1,922	1,081
Total revenues	2,913		1,807		5,281	3,180
Policyholder benefits and claims incurred	(1,467)		(1,117)		(2,910)	(1,820)
Other insurance and reinsurance expenses	(718)		(299)		(1,056)	(594)
Operating expenses excluding transactions costs	(290)		(170)		(516)	(337)
Interest expense	(95)		(60)		(167)	(120)
Income tax recovery (expense)	(45)		(1)		(55)	(4)
Net income for the period	298		160		577	305
Operating Segments | Annuity
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	773		508		1,425	686
Other net investment income, including reinsurance funds withheld	924		385		1,387	696
Total revenues	1,697		893		2,812	1,382
Policyholder benefits and claims incurred	(740)		(542)		(1,479)	(725)
Other insurance and reinsurance expenses	(562)		(164)		(742)	(309)
Operating expenses excluding transactions costs	(79)		(34)		(120)	(73)
Interest expense	0		0		0	0
Income tax recovery (expense)	(46)		0		(46)	0
Net income for the period	270		153		425	275
Operating Segments | Life
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	193		196		393	396
Other net investment income, including reinsurance funds withheld	110		93		221	180
Total revenues	303		289		614	576
Policyholder benefits and claims incurred	(128)		(151)		(292)	(305)
Other insurance and reinsurance expenses	(38)		(41)		(71)	(77)
Operating expenses excluding transactions costs	(62)		(56)		(119)	(111)
Interest expense	0		0		0	0
Income tax recovery (expense)	(12)		0		(12)	0
Net income for the period	63		41		120	83
Operating Segments | P&C
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	750		498		1,541	1,017
Other net investment income, including reinsurance funds withheld	128		92		231	130
Total revenues	878		590		1,772	1,147
Policyholder benefits and claims incurred	(599)		(424)		(1,139)	(790)
Other insurance and reinsurance expenses	(118)		(94)		(243)	(208)
Operating expenses excluding transactions costs	(128)		(71)		(256)	(139)
Interest expense	0		0		0	0
Income tax recovery (expense)	4		0		2	0
Net income for the period	37		1		136	10
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	0		0		0	0
Other net investment income, including reinsurance funds withheld	35		35		83	75
Total revenues	35		35		83	75
Policyholder benefits and claims incurred	0		0		0	0
Other insurance and reinsurance expenses	0		0		0	0
Operating expenses excluding transactions costs	(21)		(9)		(21)	(14)
Interest expense	(95)		(60)		(167)	(120)
Income tax recovery (expense)	9		(1)		1	(4)
Net income for the period	(72)		(35)		(104)	(63)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Net income for the period	269		360		606	267
Depreciation expense	(34)		(5)		(56)	(10)
Deferred income tax recovery	343		(11)		328	2
Transaction costs	(137)		(5)		(149)	(9)
Net investment results from reinsurance funds withheld	(5)		289		178	126
Unrealized mark to market losses within insurance contracts	$ (196)		$ (68)		$ (272)	$ (147)